Total
Schwab U.S. TIPS ETF
Schwab® U.S. TIPS ETF
SCHWAB STRATEGIC TRUST
Schwab® High Yield Bond ETF Schwab® U.S. TIPS ETF
(each, a fund and collectively, the funds)
Supplement dated September 25, 2023, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective September 25, 2023, the management fees of the funds have been reduced, as follows:
Fund	Current Management Fee	New Management Fee
Schwab High Yield Bond ETF	0.10%	0.03%
Schwab U.S. TIPS ETF	0.04%	0.03%
Accordingly, the following changes to each fund’s Statutory Prospectus and SAI are effective September 25, 2023:
(2)
Schwab U.S. TIPS ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)(1)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

(2)
Schwab U.S. TIPS ETF
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” header in the “Fund Summaries” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab U.S. TIPS ETF Schwab U.S. TIPS ETF [1]
Management fees	0.03%
Other expenses	none
Total annual fund operating expenses	0.03%
[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF | USD ($)	3	10	17	39